SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Sep. 11, 2025	Sep. 01, 2025	May 09, 2025	May 01, 2025	Mar. 20, 2025	Mar. 11, 2025	Feb. 28, 2025	Feb. 27, 2025	Dec. 31, 2022	Sep. 01, 2026	May 01, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Issuance on restricted common stock, shares									1,615,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.00
Preferred stock shares authorized												10,000,000	10,000,000	10,000,000
Preferred stock par value												$ 0.0001	$ 0.0001	$ 0.0001
Forecast [Member]
Issuance on vested common stock, shares		75,000								100,000	100,000
Options exercise price per share		$ 6.00								$ 10.00	$ 7.50
Subsequent Event [Member]
Issuance on restricted common stock, shares	25,000	50,000		100,000	12,500	25,000	100,000	150,000
Issuance on vested common stock, shares				75,000
Options exercise price per share				$ 5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.70
Exercise price			3 years		5 years
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.93
Preferred stock conversion price			$ 2.25
Preferred stock shares authorized			2,000
Preferred stock par value			$ 1,100
Preferred stock outstanding price			$ 1,100
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member] | Minimum [Member]
Common stock outstanding percentage			4.99%
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member] | Maximum [Member]
Common stock outstanding percentage			9.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Preferred stock conversion price			$ 2.25
Preferred stock par value			$ 1,100
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Shares purchased			1,050
Preferred stock conversion price			$ 1,000
Gross proceeds			$ 1,050
Subsequent Event [Member] | Common Stock [Member]
Issuance on restricted common stock, shares						50,000
Issuance on vested common stock, shares					12,500
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.93
Subsequent Event [Member] | Director [Member]
Issuance on restricted common stock, shares								350,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Issuance on restricted common stock, shares							400,000